Stockholders' Equity (Deficit) - Schedule of share-based payment award, stock options, valuation assumptions (Details) - Option [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Market value of common stock on issuance date		$ 0.40
Exercise price		$ 2.00
Expected volatility		100.00%
Expected term (in years)		5 years
Risk-free interest rate		1.73%
Expected dividend yields		0.00%
Minimum [Member]
Market value of common stock on issuance date	$ 0.40
Exercise price	$ 0.57
Expected volatility	100.00%
Expected term (in years)	5 years
Risk-free interest rate	0.64%
Expected dividend yields	0.00%
Maximum [Member]
Market value of common stock on issuance date	$ 0.57
Exercise price	$ 2.00
Expected volatility	138.00%
Expected term (in years)	10 years
Risk-free interest rate	1.73%
Expected dividend yields	0.00%